Subsequent Events (Details Textual) (USD $)	1 Months Ended	0 Months Ended	1 Months Ended	0 Months Ended
	Jul. 31, 2013	Aug. 15, 2014 Subsequent Event [Member]	Aug. 15, 2014 Subsequent Event [Member]	Jul. 11, 2014 Subsequent Event [Member] Maximum [Member]	Jul. 11, 2014 Subsequent Event [Member] Minimum [Member]	Aug. 14, 2014 Subsequent Event [Member] Sublease	Jul. 11, 2014 Subsequent Event [Member] Sublease	Mar. 07, 2014 Subsequent Event [Member] Sublease Squarefoot	Aug. 14, 2014 Subsequent Event [Member] Security Purchase Agreement
Subsequent Event [Line Items]
Maximum borrowing capacity under Secured Notes							$ 2,000,000
Initial conversion price				$ 0.50	$ 0.35	$ 0.20
Change in Percentage of common stock to redeem Debt				85.00%	82.00%
Notes description							First monthly installment payment is changed from July 16, 2014, to August 15, 2014
Notes maturity, Description							The date of the Company's final monthly installment, as well as the maturity date of the Secured Notes, is changed from October 16, 2015, to November 16, 2015
Compensation to Cheif Financial Officer on hourly basis			135
Debt conversion, converted instrument, amount	100,000	2,700,000				2,711,000
Debt conversion shares issued	133,000					13,555,000
Legal fee						17,000
Fund held in a control account						405,000			1,866,000
Area of sublease								5,000
Payment for next twelve months								7,210
Capital Leases, Future Minimum Payments, Receivable Thereafter								$ 7,426.00
Lease period								34 months